TAXES PAYABLE (Details Narrative) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current tax liabilities	¥ 1,993,000	¥ 582,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Current tax liabilities		¥ 951,000